Significant Accounting Policies - Summary of Credit Risk Exposure (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 35,982	€ 35,056
Financial assets at carrying value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	34	27
Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	4,073	3,894
Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	30,674	29,593
Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	1,114	1,431
Financial assets at carrying value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	85	76
Financial assets at carrying value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	1	35
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	39,232	38,652
Financial assets at fair value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	34	27
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	4,073	3,894
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	33,828	33,132
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	1,210	1,488
Financial assets at fair value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	86	76
Financial assets at fair value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets rated BB or below	€ 1	€ 35